Cash and cash equivalents (Detail Textuals) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Restricted Cash and Cash Equivalents, Current	$ 264	$ 420
Weighted Average Rate Foreign Deposit, Time Deposit	0.22%	0.21%